Note 16 - Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
16 Intangible assets, net

The following table summarizes intangible assets, net:

	As of December 31,
	2011	2012
	$	$
Cost
Technology	2,559,208	3,031,517
Customer base	171,523	171,523
Licenses	525,671	525,671
Partnership and non-compete agreements	7,413,817	7,630,150
Domain names	82,347	82,347
VAS Short Codes licensed to PT Linktone	7,062,653	7,062,653
Software	353,202	366,035
	18,168,421	18,869,896
Accumulated amortization
Technology	(2,099,345)	(2,254,091)
Customer base	(171,522)	(171,522)
Licenses	(525,671)	(525,671)
Partnership and non-compete agreements	(5,144,731)	(6,797,767)
Domain names	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone	(371,295)	(653,804)
Software	(247,602)	(269,805)
	(8,642,513)	(10,755,007)
Acquired intangible assets, net	9,525,908	8,114,889

The weighted average amortization period for intangible assets with definite lives by major categories as followed:

Technology (years)	3.6
Customer base (years)	1.8
Licenses (years)	2.0
Partnership and non-compete agreements (years)	3.0
Domain names (years)	4.0
VAS Short Codes licensed to PT Linktone (years)	25.0
Software (years)	5.3

During  the  years  ended  December 31,  2010,  2011  and  2012,  the  aggregate  amortization  charges  amounted  to $1,550,691, $2,152,750 and $1,956,804 respectively.

The estimated amortization expense for each of the succeeding five years is as follows:

$
2013	1,123,420
2014	726,595
2015	395,265
2016	395,265
2017	395,265
3,035,810